UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS Mid Cap Growth Fund

	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 17.0%
Auto Components 1.2%
Gentex Corp.	242,800	4,333,980
Diversified Consumer Services 1.1%
Strayer Education, Inc. (a)	18,400	3,909,816
Hotels Restaurants & Leisure 2.2%
Darden Restaurants, Inc.	131,200	4,601,184
Penn National Gaming, Inc.*	104,600	2,843,028

		7,444,212
Internet & Catalog Retail 1.5%
Priceline.com, Inc.* (a)	23,200	5,069,200

Multiline Retail 0.2%
Dollar General Corp.* (a)	33,100	742,433
Specialty Retail 9.1%
Advance Auto Parts, Inc. (a)	98,600	3,991,328
American Eagle Outfitters, Inc.	265,900	4,514,982
Children's Place Retail Stores, Inc.* (a)	145,000	4,786,450
Guess?, Inc.	156,200	6,607,260
Tiffany & Co.	100,500	4,321,500
Urban Outfitters, Inc.* (a)	201,400	7,046,986

		31,268,506
Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp.* (a)	58,700	5,970,964
Consumer Staples 3.0%
Household Products 1.5%
Church & Dwight Co., Inc. (a)	87,800	5,307,510
Personal Products 1.5%
Herbalife Ltd.	128,900	5,229,473
Energy 11.8%
Energy Equipment & Services 3.7%
Cameron International Corp.*	88,000	3,678,400
Core Laboratories NV	15,000	1,771,800
FMC Technologies, Inc.* (a)	82,400	4,766,016
Noble Corp.	57,600	2,344,320

		12,560,536
Oil, Gas & Consumable Fuels 8.1%
Alpha Natural Resources, Inc.* (a)	115,800	5,023,404
Concho Resources, Inc.*	106,700	4,790,830
EXCO Resources, Inc. (a)	168,600	3,579,378
Petrohawk Energy Corp.* (a)	116,800	2,802,032
Range Resources Corp. (a)	65,400	3,260,190
Southwestern Energy Co.* (a)	78,000	3,759,600
Ultra Petroleum Corp.* (a)	96,500	4,811,490

		28,026,924
Financials 8.5%
Capital Markets 5.0%
Affiliated Managers Group, Inc.* (a)	29,700	2,000,295
Jefferies Group, Inc.* (a)	101,100	2,399,103
Lazard Ltd. "A"	105,700	4,013,429
Och-Ziff Capital Management Group "A" (a)	246,300	3,384,162
TD Ameritrade Holding Corp.* (a)	151,500	2,936,070
Waddell & Reed Financial, Inc. "A"	89,700	2,739,438

		17,472,497
Diversified Financial Services 1.8%
MSCI, Inc. "A"*	122,028	3,880,490
Portfolio Recovery Associates, Inc.* (a)	50,500	2,266,440

		6,146,930
Insurance 1.0%
Lincoln National Corp.	143,800	3,577,744
Thrifts & Mortgage Finance 0.7%
New York Community Bancorp., Inc. (a)	157,600	2,286,776

Health Care 11.9%
Biotechnology 2.3%
Alexion Pharmaceuticals, Inc.* (a)	53,200	2,597,224
BioMarin Pharmaceutical, Inc.* (a)	97,700	1,837,737
Talecris Biotherapeutics Holdings Corp.*	81,300	1,810,551
Vertex Pharmaceuticals, Inc.*	42,400	1,816,840

		8,062,352
Health Care Equipment & Supplies 4.0%
Edwards Lifesciences Corp.*	35,300	3,065,805
Hologic, Inc.*	165,000	2,392,500
Kinetic Concepts, Inc.* (a)	23,800	896,070
Thoratec Corp.* (a)	93,200	2,508,944
Varian Medical Systems, Inc.*	54,400	2,548,640
Wright Medical Group, Inc.*	133,759	2,534,733

		13,946,692
Health Care Providers & Services 2.4%
Fresenius Medical Care AG & Co. KGaA (ADR)	69,600	3,689,496
Laboratory Corp. of America Holdings* (a)	37,300	2,791,532
Owens & Minor, Inc.	41,700	1,790,181

		8,271,209
Health Care Technology 0.6%
Cerner Corp.* (a)	26,400	2,176,416
Life Sciences Tools & Services 2.1%
Life Technologies Corp.* (a)	73,700	3,849,351
QIAGEN NV* (a)	144,100	3,216,312

		7,065,663
Pharmaceuticals 0.5%
Biovail Corp. (a)	112,400	1,569,104
Industrials 14.4%
Aerospace & Defense 1.2%
BE Aerospace, Inc.*	181,300	4,260,550
Commercial Services & Supplies 1.0%
Stericycle, Inc.* (a)	61,200	3,376,404
Construction & Engineering 1.8%
Aecom Technology Corp.*	140,100	3,852,750
Quanta Services, Inc.* (a)	109,100	2,273,644

		6,126,394
Electrical Equipment 2.6%
A123 Systems, Inc.* (a)	109,300	2,452,692
First Solar, Inc.* (a)	19,700	2,667,380
General Cable Corp.* (a)	107,700	3,168,534
GrafTech International Ltd.*	44,800	696,640

		8,985,246
Industrial Conglomerates 1.2%
McDermott International, Inc.*	178,400	4,283,384
Machinery 2.5%
Joy Global, Inc.	86,500	4,462,535
Terex Corp.* (a)	214,700	4,253,207

		8,715,742
Professional Services 2.3%
FTI Consulting, Inc.* (a)	103,700	4,890,492
Robert Half International, Inc. (a)	107,200	2,865,456

		7,755,948

Road & Rail 1.8%
Genesee & Wyoming, Inc. "A"* (a)	80,660	2,632,743
Knight Transportation, Inc. (a)	186,800	3,603,372

		6,236,115
Information Technology 21.3%
Communications Equipment 2.1%
F5 Networks, Inc.*	77,500	4,105,950
Juniper Networks, Inc.*	117,700	3,139,059

		7,245,009
Electronic Equipment, Instruments & Components 1.3%
Itron, Inc.* (a)	67,900	4,588,003
IT Services 3.6%
Cognizant Technology Solutions Corp. "A"*	174,000	7,882,200
CyberSource Corp.* (a)	224,400	4,512,684

		12,394,884
Semiconductors & Semiconductor Equipment 6.7%
Analog Devices, Inc.	119,300	3,767,494
ARM Holdings PLC (ADR)	484,100	4,143,896
ASML Holding NV (NY Registered Shares)	77,300	2,635,157
Broadcom Corp. "A"* (a)	130,300	4,097,935
Cavium Networks, Inc.* (a)	120,100	2,861,983
Marvell Technology Group Ltd.*	273,200	5,668,900

		23,175,365
Software 7.6%
Adobe Systems, Inc.*	72,500	2,666,550
Blackboard, Inc.*	86,300	3,917,157
BMC Software, Inc.*	73,900	2,963,390
Concur Technologies, Inc.* (a)	78,000	3,334,500
Lawson Software, Inc.* (a)	331,800	2,206,470
McAfee, Inc.*	75,800	3,075,206
Rovi Corp.*	88,600	2,823,682
Salesforce.com, Inc.* (a)	68,500	5,053,245

		26,040,200
Materials 8.0%
Construction Materials 1.0%
Martin Marietta Materials, Inc. (a)	38,100	3,406,521
Containers & Packaging 2.0%
Crown Holdings, Inc.*	150,300	3,844,674
Owens-Illinois, Inc.*	96,600	3,175,242

		7,019,916
Metals & Mining 3.9%
Cliffs Natural Resources, Inc.	71,500	3,295,435
Gerdau Ameristeel Corp. (a)	226,001	1,864,508
Kinross Gold Corp. (a)	180,000	3,312,000
Steel Dynamics, Inc.	91,200	1,616,064
United States Steel Corp.	61,000	3,362,320

		13,450,327
Paper & Forest Products 1.1%
Schweitzer-Mauduit International, Inc.	54,300	3,820,005
Telecommunication Services 2.4%
Wireless Telecommunication Services
American Tower Corp. "A"*	113,400	4,900,014

MetroPCS Communications, Inc.* (a)	427,600	3,262,588

		8,162,602

Total Common Stocks (Cost $263,263,270)		339,481,552
Securities Lending Collateral 42.6%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $146,923,150)	146,923,150	146,923,150
Cash Equivalents 2.2%
Central Cash Management Fund, 0.14% (b) (Cost $7,602,699)	7,602,699	7,602,699
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $417,789,119) †	143.1	494,007,401
Other Assets and Liabilities, Net	(43.1)	(148,736,655)

Net Assets	100.0	345,270,746

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $419,428,744. At December 31, 2009, net unrealized appreciation for all securities based on tax cost was $74,578,657. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $81,016,354 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,437,697.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2009 amounted to $141,847,066 which is 41.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$339,481,552	$—	$—	$339,481,552
Short-Term Investments(d)	154,525,849	—	—	154,525,849
Total	$494,007,401	$—	$—	$494,007,401
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010